UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/12

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 03/14/12
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).
List of Other Managers Reporting for this Manager:

Copeland Capital Management, LLC

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 134
Form 13F Information Table Value Total: $506,953,000 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC                  COM              g1151c101     8744 135568.31SH       SOLE                                  135568.31
ACTUANT CORP CL A NEW          CL A             00508x203     1366 47124.00 SH       SOLE                                   47124.00
AFFILIATED MNGRS GRP COM       COM              008252108     1578 14121.00 SH       SOLE                                   14121.00
AFLAC INC                      COM              001055102      280  6090.00 SH       SOLE                                    6090.00
AIRGAS INC                     COM              009363102     1471 16535.00 SH       SOLE                                   16535.00
ALEXANDRIA REAL EST EQ COM     COM              015271109     1364 18660.00 SH       SOLE                                   18660.00
ALLERGAN INC                   COM              018490102    13935 146026.98SH       SOLE                                  146026.98
AMETEK INC NEW COM             COM              031100100     1514 31227.47 SH       SOLE                                   31227.47
AMPHENOL CORP NEW-CL A         CL A             032095101    11344 189799.61SH       SOLE                                  189799.61
ANHEUSER-BUSCH INBEV NV ADS    COM              03524A108     1413 19440.00 SH       SOLE                                   19440.00
ANSYS INC COM                  COM              03662Q105     1450 22306.00 SH       SOLE                                   22306.00
APPLE COMPUTER INC             COM              037833100    11748 19596.00 SH       SOLE                                   19596.00
APTARGROUP INC                 COM              038336103     1331 24315.00 SH       SOLE                                   24315.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1256 33730.00 SH       SOLE                                   33730.00
ASTRAZENECA PLC ADR            COM              046353108      274  6175.00 SH       SOLE                                    6175.00
BAXTER INTL INC                COM              071813109      287  4805.00 SH       SOLE                                    4805.00
BORGWARNER INC COM             COM              099724106    11447 135730.00SH       SOLE                                  135730.00
CARBO CERAMICS INC COM         COM              140781105      274  2600.00 SH       SOLE                                    2600.00
CARDINAL HEALTH INC            COM              14149Y108      290  6735.00 SH       SOLE                                    6735.00
CATERPILLAR INC                COM              149123101     8234 77307.68 SH       SOLE                                   77307.68
CHECK PT SOFTWARE TECH         COM              M22465104     7986 125095.00SH       SOLE                                  125095.00
CHEVRON CORP                   COM              166764100      281  2625.00 SH       SOLE                                    2625.00
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     7426 25668.97 SH       SOLE                                   25668.97
CHINA PETE & CHEM CORP SPON AD COM              16941R108      226  2080.00 SH       SOLE                                    2080.00
CHURCH DWIGHT CO. INC.         COM              171340102     1576 32040.00 SH       SOLE                                   32040.00
CITRIX SYSTEMS INC             COM              177376100     1591 20170.00 SH       SOLE                                   20170.00
COEUR D ALENE MINES ID COM NEW COM              192108504     1067 44967.00 SH       SOLE                                   44967.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2641 34325.00 SH       SOLE                                   34325.00
COLGATE PALMOLIVE CO.          COM              194162103     9122 93295.37 SH       SOLE                                   93295.37
CONCHO RES INC COM             COM              20605p101     1363 13360.00 SH       SOLE                                   13360.00
CONOCO INC                     COM              20825c104      215  2840.00 SH       SOLE                                    2840.00
CORE LABS                      COM              N22717107     2703 20547.07 SH       SOLE                                   20547.07
COVIDIEN PLC                   COM              g2554f113    13229 241948.20SH       SOLE                                  241948.20
DAVITA INC                     COM              23918k108     1608 17836.00 SH       SOLE                                   17836.00
DIGITAL RLTY TR INC COM        COM              253868103     1740 23535.00 SH       SOLE                                   23535.00
DRIL-QUIP INC COM              COM              262037104     1385 21312.00 SH       SOLE                                   21312.00
EMERSON ELECTRIC CO            COM              291011104    10544 202070.10SH       SOLE                                  202070.10
EXPEDITORS INTERNATIONAL OF WA COM              302130109     1117 24022.00 SH       SOLE                                   24022.00
EXXON MOBIL CORP               COM              30231G102    13953 160880.03SH       SOLE                                  160880.03
FACTSET RESH SYS INC COM       COM              303075105     1760 17775.00 SH       SOLE                                   17775.00
FIRST BANCORP P R COM          COM              318672706       56 12740.00 SH       SOLE                                   12740.00
FOSSIL INC COM                 COM              349882100     1530 11597.00 SH       SOLE                                   11597.00
GEN-PROBE INC NEW COM          COM              36866T103     1296 19523.00 SH       SOLE                                   19523.00
GENUINE PARTS CO               COM              372460105      238  3800.00 SH       SOLE                                    3800.00
GOOGLE                         COM              38259p508     8931 13928.00 SH       SOLE                                   13928.00
HALLIBURTON CO HLDG CO         COM              406216101      850 25635.91 SH       SOLE                                   25635.91
HENRY SCHEIN INC               COM              806407102     1395 18437.00 SH       SOLE                                   18437.00
HMS HOLDINGS CORP              COM              40425j101     2291 73424.00 SH       SOLE                                   73424.00
HOLOGIC INC                    COM              436440101     1499 69590.00 SH       SOLE                                   69590.00
IBM                            COM              459200101     8662 41516.04 SH       SOLE                                   41516.04
IDEXX LABORATORIES CORP        COM              45168D104     1562 17867.00 SH       SOLE                                   17867.00
IHS INC CL A                   CL A             451734107     1616 17258.00 SH       SOLE                                   17258.00
INTEL CORP                     COM              458140100      405 14407.43 SH       SOLE                                   14407.43
INTERCONTINENTALEXCHAN COM     COM              45865v100     2695 19615.00 SH       SOLE                                   19615.00
IQ ARB MERGER ARBITRAGE        COM              45409b800      246  9615.00 SH       SOLE                                    9615.00
ISHARES S&P 600 SMALL CAP BARR COM              464287879      262  3340.00 SH       SOLE                                    3340.00
ISHARES TR DJ SEL DIV INX      COM              464287168      558  9985.00 SH       SOLE                                    9985.00
ISHARES TR RUSSELL 2000        COM              464287655     2451 29600.00 SH       SOLE                                   29600.00
ISHARES TR S&P MC 400 GRW      COM              464287606      436  3880.00 SH       SOLE                                    3880.00
ISHARES TR S&P500 GRW          COM              464287309      523  6945.00 SH       SOLE                                    6945.00
ISHARES TR S&P500/BAR VAL      COM              464287408      367  5665.00 SH       SOLE                                    5665.00
ISHARES TRUST DOW JONES US REA COM              464287739     2273 36500.00 SH       SOLE                                   36500.00
J P MORGAN CHASE & CO.         COM              46625h100    14824 322422.40SH       SOLE                                  322422.40
JOSEPH BANK CLOTHIERS          COM              480838101     2475 49110.00 SH       SOLE                                   49110.00
KENNAMETAL INC COM             COM              489170100     1470 33020.00 SH       SOLE                                   33020.00
LAB CP OF AMER HLDG NEW        COM              50540R409    13938 152271.00SH       SOLE                                  152271.00
LINCOLN ELEC HLDGS COM         COM              533900106     1362 30040.00 SH       SOLE                                   30040.00
LKQ CORP COM                   COM              501889208     1285 41245.00 SH       SOLE                                   41245.00
LOCKHEED MARTIN CORP           COM              539830109      257  2865.00 SH       SOLE                                    2865.00
MARKET VECTORS ETF TR GOLD MIN COM              57060U100     1946 39300.00 SH       SOLE                                   39300.00
MASTERCARD INC CL A            CL A             57636q104     9532 22666.45 SH       SOLE                                   22666.45
MCCORMICK & CO INC             COM              579780206      258  4755.00 SH       SOLE                                    4755.00
MCDONALDS CORP                 COM              580135101      273  2790.00 SH       SOLE                                    2790.00
METLIFE INSURANCE              COM              59156R108     6854 183517.10SH       SOLE                                  183517.10
MICROCHIP TECHNOLOGY INC       COM              595017104     1369 36814.00 SH       SOLE                                   36814.00
MICROS SYS INC COM             COM              594901100     2474 44758.00 SH       SOLE                                   44758.00
MICROSOFT CORP                 COM              594918104     9508 294796.80SH       SOLE                                  294796.80
MIDCAP SPDR TR UNIT SER 1      COM              78467y107     1545  8550.00 SH       SOLE                                    8550.00
MSC INDL DIRECT INC CL A       CL A             553530106      260  3125.00 SH       SOLE                                    3125.00
NEUSTAR INC CL A               CL A             64126X201     2211 59360.00 SH       SOLE                                   59360.00
NEWMONT MINING CORP            COM              651639106     6725 131171.63SH       SOLE                                  131171.63
NOBLE ENRGY INC COM            COM              655044105     9114 93217.62 SH       SOLE                                   93217.62
NUANCE COMMUNICATIONS COM      COM              67020Y100     2226 87023.00 SH       SOLE                                   87023.00
OCCIDENTAL PETE CORP           COM              674599105    10110 106171.61SH       SOLE                                  106171.61
PEPSICO INC                    COM              713448108    11566 174326.22SH       SOLE                                  174326.22
PLAINS ALL AM PIPELINE UNIT LT COM              726503105      231  2950.00 SH       SOLE                                    2950.00
PNC FINANCIAL SERVICES GROUP I COM              693475105    12310 190897.32SH       SOLE                                  190897.32
POST HLDGS INC COM             COM              737446104     1357 41224.00 SH       SOLE                                   41224.00
POWERSHARES ETF TRUST DYN FD & COM              73935x849     1380 69625.00 SH       SOLE                                   69625.00
PRAXAIR INC                    COM              74005P104    13795 120340.51SH       SOLE                                  120340.51
PROCTER & GAMBLE CO            COM              742718109      213  3169.19 SH       SOLE                                    3169.19
PROSHARES TR PSHS SHRT S&P500  COM              74347R503     6662 186300.00SH       SOLE                                  186300.00
QEP RES INC COM                COM              74733v100     1998 65510.15 SH       SOLE                                   65510.15
QUALCOMM INC                   COM              747525103    10480 153995.99SH       SOLE                                  153995.99
RALCORP HLDGS INC NEW COM      COM              751028101     2213 29880.00 SH       SOLE                                   29880.00
RALPH LAUREN CORP CL A         CL A             751212101     9865 56590.96 SH       SOLE                                   56590.96
REINSURANCE GP AMER            COM              759351604     2321 39033.23 SH       SOLE                                   39033.23
REPUBLIC SVCS INC              COM              760759100    13107 428895.48SH       SOLE                                  428895.48
ROBERT HALF INTERNATIONAL INC  COM              770323103      699 23102.00 SH       SOLE                                   23102.00
ROSETTA RESOURCES INC          COM              777779307     1616 33150.00 SH       SOLE                                   33150.00
SCHLUMBERGER LTD               COM              806857108     7239 103518.23SH       SOLE                                  103518.23
SCRIPPS NETWORKS INTER CL A CO CL A             811065101     8974 184327.84SH       SOLE                                  184327.84
SECTOR SPDR TECH SELECT SHARES COM              81369Y803     2316 76800.00 SH       SOLE                                   76800.00
SELECT SECTOR SPDR TR SBI INT- COM              81369y506     2324 32402.06 SH       SOLE                                   32402.06
SELECT SECTOR SPDR TR SBI INT- COM              81369Y886     1335 38110.00 SH       SOLE                                   38110.00
SIRONA DENTAL SYS INC COM      COM              82966c103     1492 28958.00 SH       SOLE                                   28958.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107    10693 65960.00 SH       SOLE                                   65960.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      587 10375.00 SH       SOLE                                   10375.00
STANDARD & POORS DEPOSITARY RE COM              78462F103    13232 93974.93 SH       SOLE                                   93974.93
STERIS CORP COM                COM              859152100      206  6525.00 SH       SOLE                                    6525.00
SYNGENTA AG ADR                COM              87160A100     1132 16446.81 SH       SOLE                                   16446.81
T ROWE PRICE GROUP INC         COM              74144t108     9382 143682.56SH       SOLE                                  143682.56
TERADATA CORP DEL COM          COM              88076w103     2920 42860.00 SH       SOLE                                   42860.00
TOLL BROTHERS INC              COM              889478103     9504 396195.00SH       SOLE                                  396195.00
TRAVELERS COMPANIES COM        COM              89417E109      237  4020.00 SH       SOLE                                    4020.00
UNILEVER NV                    COM              904784709     8398 246797.52SH       SOLE                                  246797.52
UNITED PARCEL SERVICE          COM              911312106      210  2610.00 SH       SOLE                                    2610.00
UNITED TECHNOLOGIES CORP       COM              913017109      240  2900.00 SH       SOLE                                    2900.00
UNITEDHEALTH GROUP INC         COM              91324P102    13677 232059.18SH       SOLE                                  232059.18
VANGUARD SPECIALIZED DIV APP E COM              921908844      443  7575.00 SH       SOLE                                    7575.00
VERISIGN INC                   COM              92343e102     2432 63425.48 SH       SOLE                                   63425.48
VERISK ANALYTICS INC CL A      CL A             92345y106     1539 32780.00 SH       SOLE                                   32780.00
VERIZON COMMUNICATIONS         COM              92343V104      327  8562.00 SH       SOLE                                    8562.00
VF CORP                        COM              918204108     1385  9490.00 SH       SOLE                                    9490.00
WALGREEN CO                    COM              931422109      281  8405.00 SH       SOLE                                    8405.00
WISCONSIN ENERGY CORP          COM              976657106      239  6800.00 SH       SOLE                                    6800.00
WISDOMTREE TRUST DRYFS CURR ET COM              97717w133      203  9700.00 SH       SOLE                                    9700.00
YUM! BRANDS                    COM              988498101    10322 145019.48SH       SOLE                                  145019.48
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      328    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        EUROPE ETF       464287861      252     6771 SH       SOLE                                       6771
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234     2873    66905 SH       SOLE                                      66905
ISHARES TR MSCI GRW IDX        MSCI GRW IDX     464288885      240     4103 SH       SOLE                                       4103
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465      626    11420 SH       SOLE                                      11420
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      196    13233 SH       SOLE                                      13233